Revenue - Disaggregation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Voyage revenues	$ 597,831	$ 591,103	$ 601,256
Liquefied natural gas segment
Segment Reporting Information [Line Items]
Voyage revenues	550,496	552,416	555,303
Liquefied petroleum gas segment
Segment Reporting Information [Line Items]
Voyage revenues	47,335	38,687	39,211
Conventional Tankers Segment
Segment Reporting Information [Line Items]
Voyage revenues			6,742
Time charters
Segment Reporting Information [Line Items]
Voyage revenues	551,735	543,408	540,036
Time charters | Liquefied natural gas segment
Segment Reporting Information [Line Items]
Voyage revenues	540,379	543,408	530,434
Time charters | Liquefied petroleum gas segment
Segment Reporting Information [Line Items]
Voyage revenues	11,356	0	2,860
Time charters | Conventional Tankers Segment
Segment Reporting Information [Line Items]
Voyage revenues			6,742
Voyage charters
Segment Reporting Information [Line Items]
Voyage revenues	35,979	38,687	36,351
Voyage charters | Liquefied natural gas segment
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0
Voyage charters | Liquefied petroleum gas segment
Segment Reporting Information [Line Items]
Voyage revenues	35,979	38,687	36,351
Voyage charters | Conventional Tankers Segment
Segment Reporting Information [Line Items]
Voyage revenues			0
Bareboat charters
Segment Reporting Information [Line Items]
Voyage revenues			18,387
Bareboat charters | Liquefied natural gas segment
Segment Reporting Information [Line Items]
Voyage revenues			18,387
Bareboat charters | Liquefied petroleum gas segment
Segment Reporting Information [Line Items]
Voyage revenues			0
Bareboat charters | Conventional Tankers Segment
Segment Reporting Information [Line Items]
Voyage revenues			0
Management fees and other
Segment Reporting Information [Line Items]
Voyage revenues	10,117	9,008	6,482
Management fees and other | Liquefied natural gas segment
Segment Reporting Information [Line Items]
Voyage revenues	10,117	9,008	6,482
Management fees and other | Liquefied petroleum gas segment
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0
Management fees and other | Conventional Tankers Segment
Segment Reporting Information [Line Items]
Voyage revenues			0
Lease revenue [Member]
Segment Reporting Information [Line Items]
Voyage revenues	563,829	560,931	573,083
Operating Lease, Variable Lease Income	5,755	5,398	4,635
Operating Lease, Lease Income	508,932	505,029	516,772
Direct Financing Lease, Interest Income	49,142	50,504	51,676
Non-lease revenue
Segment Reporting Information [Line Items]
Voyage revenues	23,885	21,164	21,691
Non Lease Component
Segment Reporting Information [Line Items]
Voyage revenues	$ 34,002	$ 30,172	$ 28,173